Bank credit lines, loan facilities and notes (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
The Company had the following debt outstanding as of June 30, 2024 and December 31, 2023:

		Interest rate as of		Principal amount
	Maturity Date	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023
				(in thousands)
Senior Secured Term Loan	July 2028	7.335%	7.860%	$961,331	$3,251,213
Senior Secured Notes (the "2026 Notes")	July 2026	2.875%	2.875%	500,000	500,000
Senior Secured Revolving Loan	July 2026	—%	6.720%	—	55,000
Senior Secured Notes (the "2027 Notes")*	May 2027	5.809%		750,000	—
Senior Secured Notes (the "2029 Notes")*	May 2029	5.849%		750,000	—
Senior Secured Notes (the "2034 Notes")*	May 2034	6.000%		500,000	—
Total debt				3,461,331	3,806,213
Less current portion of debt				(29,762)	(110,150)
Total long-term debt				3,431,569	3,696,063
Less debt issuance costs and debt discount				(23,412)	(30,624)
Total long-term debt, net				$3,408,157	$3,665,439
*Issued May 8, 2024

	Drawdown	Repayment	Closing Balance
	(in thousands)
Quarter 1, 2023	$180,000	$100,000	$80,000
Quarter 2, 2023	50,000	80,000	50,000
Quarter 3, 2023	75,000	50,000	75,000
Quarter 4, 2023	65,000	85,000	55,000
Total drawdown/repayments in 2023	370,000	315,000
Quarter 1, 2024	50,000	55,000	50,000
Quarter 2, 2024	$143,000	$193,000	—
Total drawdown/repayments in 2024	$193,000	$248,000	—

Schedule of Contractual Maturities of Debt
As of June 30, 2024, the contractual maturities of the Company's debt obligations were as follows:

Contractual maturities of debt	(in thousands)
2024 (remaining)	$14,881
2025	29,762
2026	529,762
2027	779,762
2028 and thereafter	2,107,164
Total	$3,461,331

Schedule of Principal Payments on Debt Instrument
Principal repayments, comprising mandatory and voluntary repayments, during the six months ended June 30, 2024 and year ended December 31, 2023 were as follows:

Principal repayments	(in thousands)
Quarter 1, 2023	$250,000
Quarter 2, 2023	150,000
Quarter 3, 2023	300,000
Quarter 4, 2023	250,000
Total repayments in 2023	950,000
Quarter 1, 2024	275,000
Quarter 2, 2024	2,014,882
Total repayments in 2024	$2,289,882